Stock-Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 4 – Stock-Based Compensation

Restricted Stock Awards

During six months ended June 30, 2021, the Company sold 723,008 shares of common stock to certain individuals in exchange for future management advisory services, for discounted prices price ranging from $.0104 to $.0195 per share. The shares are subject to restrictions that allow for repurchase of the shares by the Company due to a termination of the service agreement or other certain provisions. This repurchase right declines on a pro-rata basis over vesting periods (corresponding to the service period) ranging from 2-4 years. Related to these issuances, the Company has recorded deferred stock-based compensation for the value of the shares in excess of the purchase price paid by the advisors.

The stock-based compensation is expensed over the service period. For the three months ended March 31, 2023 and 2022, $163,347 and $163,348, respectively, have been amortized in the statements of operations and, for the nine months ended March 31, 2023 and 2022, $497,302 and $497,303, respectively, have been amortized in the statement of operations. At March 31, 2023, $176,196 included in the deferred compensation amount on the balance sheets is expected to be expensed in the next four months.

In March 2022, the Company signed an agreement to issue 150,000 shares of common stock valued at $300,000 to a consultant for providing consulting services to the Company for eighteen months. For the three and nine months ended March 31, 2023, $50,000 and $208,000, respectively, has been expensed in general and administrative in the statements of operations. At March 31, 2023, $92,000 included in the deferred compensation amount on the balance sheets is expected to be expensed in the next six months. The 150,000 shares of common stock were issued during nine months ended March 31, 2023.

The following is a schedule summarizing restricted stock awards for the periods indicated:

	March 31, 2023
	Three Months Ended		Nine Months Ended
	Number of Shares	Weighted Average Grant Date Fair Value per Price	Number of Shares	Weighted Average Grant Date Fair Value per Price
Beginning balance	296,022	$1.95	344,426	$1.90
Issued	-	-	150,000	$2.00
Vested	(124,202)	$1.93	(322,606)	$1.92
Forfeited	-	-	-	-
Ending balance	171,820	$1.95	171,820	$1.95

	March 31, 2022
	Three Months Ended		Nine Months Ended
	Number of Shares	Weighted Average Grant Date Fair Value per Price	Number of Shares	Weighted Average Grant Date Fair Value per Price
Beginning balance	517,828	$1.90	691,232	$1.90
Issued	-	-	-	-
Vested	(86,702)	$1.90	(260,106)	$1.90
Forfeited	-	-	-	-
Ending balance	431,126	$1.90	431,126	$1.90

Stock Options

In July 2021, the Company issued an option to purchase 10,000 shares of common stock to a director at a price of $2.00 per share, expiring in 10 years, and an option to purchase 10,000 shares of common stock to an advisor at a price of $2.00 per share expiring in 5 years. These options vested over periods ranging from one month to three months.

In December 2021, the Company issued options to purchase common stock to two directors in increments of 125,000 each. The options have an exercise price of $2.00, expire in 10 years, vest 12,500 options per quarter in the first year and 9,375 per quarter for the following two years.

In February of 2022, the company granted 16,750 in options to one director and 15,500 to another director at a price of $2.00 per share, for committee service. These options are subject to quarterly vesting over four quarters and expire in 10 years. On February 1, 2022, the Company entered into a consulting advisory agreement which grants 2,500 options with every patent filing. On February 4, 2022, the advisor was granted 2,500 options with an exercise price of $2.00 and an expiration date of ten years.

In April of 2022, the Company issued 513,000 options to purchase common stock to employees. The options have an exercise price of $2.00 and expire in 10 years with 25% vesting after one year and the remainder scheduled to vest each quarter for three years, subject to the continued status as an employee to the Company through each vesting date.

In December of 2022, the Company issued 161,000 options to purchase common stock to employees. The options have an exercise price of $2.00 or $2.10 and expire in 10 years with various vesting schedules from six months to 48 months, subject to the continued status as an employee to the Company through each vesting date.

During the three months ended March 31, 2023, the Company issued 109,750 options to purchase common stock to employees and directors. The options have an exercise price of $3.00 and expire in 10 years with various vesting schedules from 12 months to 48 months. Stock options granted to employees are subject to the continued status as an employee to the Company through each vesting date. During the three months ended March 31, 2023, the Company also issued 37,500 conditional options to purchase common stock to non-employee advisors. The options have an exercise price of $3.00 and expire in 10 years, vesting on the date when certain vesting conditions are met.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions for to estimate the fair value of stock options for directors issued for the nine months ended March 31, 2023 and 2022:

	Nine Months Ended March 31,
	2023	2022
Weighted-average fair value	$2.49	$1.48
Expected volatility	100%	100%
Expected term	5.0 years - 7.0 years	5.0 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.26% - 4.24%	1.15% - 2.41%

For the three months ended March 31, 2023 and 2022, stock-based compensation expenses for options granted were $127,102 and $41,114, respectively. For the nine months ended March 31, 2023 and 2022, stock-based compensation expenses for options granted were $304,553 and $70,783, respectively. Unrecognized stock-based compensation expense was $1,292,801 and average expected recognition period was 2.8 years as of March 31, 2023.

The following is a schedule summarizing employee and non-employee stock option activity for the period presented:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at January 1, 2023	858,750	$2.01	$846,250
Granted	147,250	$3.00
Exercised	-	-
Expired/cancelled	-	-
Outstanding at March 31, 2023	1,006,000	$2.16	$1,449,850
Exercisable at March 31, 2023	307,375	$2.02	$486,613

(1)	Represents the excess of the fair value on the last day of period (which was $3.00 and $3.60 as of December 31, 2022 and March 31, 2023, respectively) over the exercise price, multiplied by the number of options.

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2022	270,000	$2.00	$-
Granted	34,750	$2.00
Exercised	-	-
Expired/cancelled	-	-
Outstanding at March 31, 2022	304,750	$2.00	$-
Exercisable at March 31, 2022	47,500	$2.00	$-

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2022	817,750	$2.00	$-
Granted	308,250	$2.41
Exercised	-	-
Expired/cancelled	(120,000)	$2.00
Outstanding at March 31, 2023	1,006,000	$2.16	$1,449,850
Exercisable at March 31, 2023	307,375	$2.02	$486,613

(1)	Represents the excess of the fair value on the last day of the period (which was $3.60 as of March 31, 2023) over the exercise price, multiplied by the number of options.

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 1, 2021	-	$-	$-
Granted	304,750	$2.00
Exercised	-	-
Expired/cancelled	-	-
Outstanding at March 31, 2022	304,750	$2.00	$-
Exercisable at March 31, 2022	47,500	$2.00	$-

Note 7 – Stock-Based Compensation

Restricted Stock Awards

During the six months ended June 30, 2021, the Company sold 723,008 shares of common stock to certain individuals in exchange for future management advisory services, for discounted prices price ranging from $.0104 to $.0195 per share. The shares are subject to restrictions that allow for repurchase of the shares by the Company due to a termination of the service agreement or other certain provisions. This repurchase right declines on a pro-rata basis over vesting periods (corresponding to the service period) ranging from 2-4 years. Related to these issuances, the Company has recorded deferred stock-based compensation of $1,372,435 for the value of the shares in excess of the purchase price paid by the advisors. The stock-based compensation will be expensed over the service period. For the twelve months ended June 30, 2022 and the six months ended June 30, 2021, $662,464 and $36,473, respectively, have been amortized in the consolidated statements of operations, and $673,498 is presented as deferred compensation on the consolidated balance sheets at June 30, 2022, of which $662,464 is expected to be expensed in the next twelve months.

The following is a schedule summarizing restricted stock awards for the periods indicated:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at January 1, 2021	-	-
Granted	723,008	$1.90
Vested	(31,776)	$1.90
Forfeited	-	-
Outstanding at June 30, 2021	691,232	$1.90
Granted	-	-
Vested	(346,807)	$1.90
Forfeited	-	-
Outstanding at June 30, 2022	344,426	$1.90

Stock Options

In July of 2021, the Company issued an option to purchase 10,000 shares of common stock to a director at a price of $2.00 per share, expiring in 10 years, and an option to purchase 10,000 shares of common stock to an advisor at a price of $2.00 per share expiring in 5 years. These options vested over periods ranging from one month to three months.

In December of 2021, the Company issued options to purchase common stock to two directors in increments of 125,000 each. The options have an exercise price of $2.00, expire in 10 years, vest 12,500 options per quarter in the first year and 9,375 per quarter for the following two years. In February of 2022, the company granted 16,750 in options to one director and 15,500 to another director at a price of $2.00 per share, for committee service. These options are subject to quarterly vesting over four quarters and expire in 10 years.

On February 1, 2022, the Company entered into a consulting advisory agreement which grants 2,500 options with every patent filing. On February 4, 2022, the advisor was granted 2,500 options with an exercise price of $2.00 and an expiration date of ten years.

In April of 2022, the Company issued 513,000 options to purchase common stock to employees. The options have an exercise price of $2.00 and expire in 10 years with 25% vesting after one year and the remainder scheduled to vest each quarter for three years, subject to the continued status as an employee to the Company through each vesting date.

The estimated weighted average fair value of the options granted during the twelve months ended June 30, 2022 were approximately $1.50 per share.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions for to estimate the fair value of stock options issued in the twelve months ended June 30, 2022:

Expected volatility	100%
Expected term	5.0 years
Dividend yield	0.00%
Risk-free interest rate	1.15%-2.41%

For the twelve months ended June 30, 2022, stock-based compensation expenses for options granted were $204,011. Unrecognized stock-based compensation expense was $1,018,014 and average expected recognition period was 3.2 years as of June 30, 2022.

The following is a schedule summarizing employee and non-employee stock option activity for the twelve months ended June 30, 2022:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at June 30, 2021	-	$-	$-
Granted	817,750	$2.00
Exercised	-	-
Expired/cancelled	-	$2.00
Outstanding at June 30, 2022	817,750	$2.00	$-
Exercisable at June 30, 2022	83,250	$2.00	$-

The aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of the Company’s common stock for each of the respective periods.